Stock-Based Compensation and Equity - Stock-Based Compensation Expense (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation	$ 857	$ 204	$ 2,505	$ 1,595	$ 3,868
Operating expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation	43	18	129	65	68
Selling expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation	87	45	285	217	(127)
General and administrative expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation	$ 727	$ 141	$ 2,091	$ 1,313	3,927
Executive Officer | General and administrative expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation					$ 2,200